Stock-Based Compensation - Stock Options - General Information (Details) - Employee Stock Option	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Percentage of the number of shares outstanding assuming conversion of all super voting shares and multiple voting shares to subordinate voting shares permitted to be issued (as a percent)	10.00%	10.00%
Percentage of the fair market value of shares on the date of grant (as a percent)	100.00%	100.00%
Maximum
Stock-Based Compensation
Expiration period	10 years	10 years